EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aerospace / Defense -- 1.0%
----------------------------------------------------------------------
Embraer - Empresa Brasileira
de Aeronautica S.A. ADR                          3,800     $   148,770
Commercial aircraft manufacturer with
leading aerospace products and
technology
----------------------------------------------------------------------
                                                           $   148,770
----------------------------------------------------------------------
Airport Development / Maintenance -- 1.9%
----------------------------------------------------------------------
Grupo Aeroportuario del Sureste
S.A. de C.V. ADR(1)                             14,700     $   274,890
Airport operator in Southeast Mexico
----------------------------------------------------------------------
                                                           $   274,890
----------------------------------------------------------------------
Automotive -- 2.1%
----------------------------------------------------------------------
Brilliance China Automotive Holdings
Ltd.                                         1,254,000     $   305,469
One of China's largest mini-bus
manufacturers
----------------------------------------------------------------------
                                                           $   305,469
----------------------------------------------------------------------
Banks and Money Services -- 5.7%
----------------------------------------------------------------------
Hansabank Ltd.                                  53,704     $   436,477
Financial institution in the Baltic
States
OTP Bank Rt. GDR                                 7,546         389,434
Hungary's biggest bank
----------------------------------------------------------------------
                                                           $   825,911
----------------------------------------------------------------------
Broadcasting and Cable -- 1.9%
----------------------------------------------------------------------
Television Broadcasts Ltd.                      67,000     $   281,751
Hong Kong's dominant Chinese-language TV
program provider
----------------------------------------------------------------------
                                                           $   281,751
----------------------------------------------------------------------
Commodity Chemicals -- 3.5%
----------------------------------------------------------------------
Reliance Industries Ltd. GDR                    33,100     $   518,015
Manufactures fibers, petrochemicals, and
textiles
----------------------------------------------------------------------
                                                           $   518,015
----------------------------------------------------------------------
Conglomerates -- 6.9%
----------------------------------------------------------------------
China Resources Enterprises Ltd.               268,000     $   451,832
Develops and invests in real estate
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Conglomerates (continued)
----------------------------------------------------------------------
Grupo Carso S.A. de C.V. ADR(1)                 95,500     $   563,450
Diversified industrial conglomerate
(Mexico's largest)
with subsidiaries in the retail and
restaurant industries
----------------------------------------------------------------------
                                                           $ 1,015,282
----------------------------------------------------------------------
Electric Utilities -- 5.0%
----------------------------------------------------------------------
Companhia Paranaense Energia ADR                44,000     $   330,440
Brazilian Utility
Korea Electric Power Corp.                      21,500         400,077
Korea's dominant electricity generating
and distribution company
----------------------------------------------------------------------
                                                           $   730,517
----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.2%
----------------------------------------------------------------------
Acer Display Technology Inc.(1)                341,000     $   322,875
A leading manufacturer of TFT-LCD panels
----------------------------------------------------------------------
                                                           $   322,875
----------------------------------------------------------------------
Electronics - Semiconductors -- 0.0%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing
Co.(1)                                             381     $       708
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
----------------------------------------------------------------------
                                                           $       708
----------------------------------------------------------------------
Financial Services -- 2.3%
----------------------------------------------------------------------
National Finance Public Co. Ltd.(1)          1,500,000     $   328,177
Thailand's largest finance company
----------------------------------------------------------------------
                                                           $   328,177
----------------------------------------------------------------------
Food and Beverages -- 19.3%
----------------------------------------------------------------------
Companhia de Bebidas das Americas ADR           16,820     $   389,383
Produces and distributes beverages
Fomento Economico Mexicano
S.A. de C.V. ADR                                14,500         619,150
Mexican conglomerate with interests in
beer consumption market, Coca-Cola
FEMSA, convenience store chain, and
beverage & seafood cans
Hite Brewery Co. Ltd.                            9,700         327,436
Korean brewer
President Chain Store Corp.                    124,041         268,401
Taiwanese operator of 7-11 convenience
stores and other consumer businesses

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Beverages (continued)
----------------------------------------------------------------------
South African Breweries Ltd.                    60,000     $   454,738
A South African brewery producer
Thai Union Frozen Products Public Co.
Ltd.                                           165,000         253,425
The largest producer of processed
seafood products in Thailand and the
second largest exporter
of tuna worldwide
Vina Concha y Toro ADR                          11,500         512,325
Wine producer/exporter
----------------------------------------------------------------------
                                                           $ 2,824,858
----------------------------------------------------------------------
Insurance -- 5.4%
----------------------------------------------------------------------
China Insurance International Holdings
Co. Ltd.                                       980,000     $   332,957
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance                 14,350         458,472
Korea's largest non-life insurance
company established in 1952 and
belonging to
the Samsung Group
----------------------------------------------------------------------
                                                           $   791,429
----------------------------------------------------------------------
Machinery -- 1.2%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                         16,700     $   180,840
Largest industrial and building material
producer
in Thailand
----------------------------------------------------------------------
                                                           $   180,840
----------------------------------------------------------------------
Metals - Industrial -- 2.7%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR(1)                 19,900     $   393,025
India's second largest aluminum producer
and lowest cost producer in the world.
----------------------------------------------------------------------
                                                           $   393,025
----------------------------------------------------------------------
Mining -- 6.6%
----------------------------------------------------------------------
Gold Fields Ltd.                                49,600     $   223,393
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,779         290,067
A mining company that produces gold
Yanzhou Coal Mining Co. Ltd.                   992,000         457,858
Yanzhou Coal performs underground mining
of prime quality coal from its mines in
Eastern China
----------------------------------------------------------------------
                                                           $   971,318
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Office Automation and Equipment -- 3.6%
----------------------------------------------------------------------
Sindo Ricoh Co.(1)                              19,000     $   529,604
Manufacturer of photocopiers and other
office equipment
----------------------------------------------------------------------
                                                           $   529,604
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.7%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                               8,300     $   393,616
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   393,616
----------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 2.9%
----------------------------------------------------------------------
Petroleo Brasileiro S.A. ADR                    16,000     $   416,160
A holding company for oil, gas and
petrochemical companies in Brazil
----------------------------------------------------------------------
                                                           $   416,160
----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.6%
----------------------------------------------------------------------
PetroChina Co. Ltd.                          1,800,000     $   373,856
Explores, develops, and produces crude
oil and natural gas
Sasol Ltd.                                      39,000         356,633
South Africa's biggest oil company
Surgutneftegaz ADR                              30,000         383,250
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $ 1,113,739
----------------------------------------------------------------------
Semiconductors -- 2.7%
----------------------------------------------------------------------
Samsung Electronics                              2,670     $   394,187
World's biggest semiconductor company
----------------------------------------------------------------------
                                                           $   394,187
----------------------------------------------------------------------
Telephone - Integrated -- 1.5%
----------------------------------------------------------------------
AS Eesti Telekom GDR                            18,000     $   213,300
Estonia's fixed line and mobile telecom
provider
----------------------------------------------------------------------
                                                           $   213,300
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Tobacco -- 2.4%
----------------------------------------------------------------------
Companhia Souza Cruz S.A.                       67,650     $   349,493
Souza Cruz is a subsidiary of British
American Tobacco, currently accounts for
7% of world leaf tobacco sales,
supplying 85 customers on
the five continents
----------------------------------------------------------------------
                                                           $   349,493
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $12,452,275)                           $13,323,934
----------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Mining -- 0.0%
----------------------------------------------------------------------
Harmony Gold Mining Co. Ltd.(1)                  4,393     $         0
A mining company that produces gold
----------------------------------------------------------------------
                                                           $         0
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $         0
----------------------------------------------------------------------
Total Investments -- 91.1%
   (identified cost $12,452,275)                           $13,323,934
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 8.9%                     $ 1,300,042
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,623,976
----------------------------------------------------------------------

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Republic of Korea                                14.4%   $2,109,776
Hong Kong                                        11.9     1,745,865
Brazil                                           11.2     1,634,246
Mexico                                           10.0     1,457,490
India                                             6.2       911,040
South Africa                                      6.0       870,093
Russia                                            5.3       776,866
Thailand                                          5.2       762,442
Estonia                                           4.5       649,777
Taiwan                                            4.0       591,984
Chile                                             3.5       512,325
China                                             3.1       457,858
United Kingdom                                    3.1       454,738
Hungary                                           2.7       389,434

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $12,452,275)                           $13,323,934
Cash                                        1,172,369
Foreign currency, at value (identified
   cost, $683,850)                            668,025
Dividends receivable                           70,987
Tax reclaim receivable                          2,449
Prepaid expenses                                  106
-----------------------------------------------------
TOTAL ASSETS                              $15,237,870
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   574,065
Payable to affiliate for Trustees' fees         1,252
Accrued expenses                               38,577
-----------------------------------------------------
TOTAL LIABILITIES                         $   613,894
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,623,976
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,768,171
Net unrealized appreciation (computed on
   the basis of identified cost)              855,805
-----------------------------------------------------
TOTAL                                     $14,623,976
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
---------------------------------------------------
Dividends (net of foreign taxes,
   $19,236)                               $ 212,909
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 212,909
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  56,234
Administration fee                           18,590
Trustees' fees and expenses                   3,718
Legal and accounting services                20,260
Custodian fee                                38,661
Miscellaneous                                 2,056
---------------------------------------------------
TOTAL EXPENSES                            $ 139,519
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $  28,357
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  28,357
---------------------------------------------------

NET EXPENSES                              $ 111,162
---------------------------------------------------

NET INVESTMENT INCOME                     $ 101,747
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 771,186
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 (50,513)
---------------------------------------------------
NET REALIZED GAIN                         $ 720,673
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(435,367)
   Foreign currency and forward foreign
      currency exchange contracts            (8,035)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(443,402)
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 277,271
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 379,018
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        101,747  $         (89,523)
   Net realized gain (loss)                        720,673           (646,459)
   Net change in unrealized appreciation
      (depreciation)                              (443,402)        (3,829,852)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        379,018  $      (4,565,834)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,030,676  $      10,146,468
   Withdrawals                                  (1,644,920)        (5,193,671)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (614,244) $       4,952,797
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $       (235,226) $         386,963
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     14,859,202  $      14,472,239
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     14,623,976  $      14,859,202
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.88%(1)        1.69%       1.42%       1.71%       1.53%       1.54%
   Net expenses after
      custodian fee reduction            1.50%(1)        1.38%       1.35%       1.41%       1.35%       1.32%
   Net investment income
      (loss)                             1.37%(1)       (0.56)%      0.45%       0.37%       0.08%       0.14%
Portfolio Turnover                         82%             65%         95%        117%        160%        125%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $14,624         $14,859     $14,472     $ 7,877     $18,554     $10,659
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                              1.76%       2.42%       1.87%       1.81%       2.24%
   Expenses after custodian
      fee reduction                                      1.45%       2.35%       1.57%       1.63%       2.02%
   Net investment income
      (loss)                                            (0.63)%     (0.55)%      0.21%      (0.20)%     (0.56)%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $56,234. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $18,590. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $11,311,329 and $11,359,987, respectively, for the six months ended June 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $12,452,275
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,452,255
    Gross unrealized depreciation                (580,596)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   871,659
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001, there were no obligations under these financial instruments outstanding.

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
EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

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